SHORT-TERM AND LONG-TERM DEBT (Interest Rate Information) (Details)	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Secured Overnight Financing Rate ("SOFR"), closing rate	5.33%	5.38%
Bond percentage, discount (as a percent)	0.0533	0.0533
Norwegian Interbank Offered Rate ("NIBOR"), three-month, closing rate	4.73%	4.73%
Weighted average interest rate on floating rate debt
Debt Instrument [Line Items]
Weighted average interest rate	6.38%	6.49%
Weighted average interest rate on lease debt financing
Debt Instrument [Line Items]
Weighted average interest rate	5.49%	5.41%
Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate	8.40%	8.46%